Summary of Significant Accounting Policies - Schedule of Capitalized Software Development Costs (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Capitalized Software Development Costs [Abstract]
Capitalized software, gross	$ 3,038,489	$ 2,314,121	$ 1,486,228
Less: accumulated amortization	(1,052,238)	(920,369)	(486,163)
Capitalized software, net	$ 1,986,251	$ 1,393,752	$ 1,000,065